Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	NXT Energy Solutions Inc.
Entity Central Index Key	0001009922
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	A0
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	64,409,170
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020